Loans held-for-sale, by main loan categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 106,104	$ 110,426
Commercial Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	309	603
Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	100,166	109,823
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	319	0
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 5,310	$ 0